Quarterly Report
November 30, 2021
MFS®  Value Fund
EIF-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 5.8%
Honeywell International, Inc.	7,265,036	$1,469,280,881
Lockheed Martin Corp.	1,476,886	492,275,642
Northrop Grumman Corp.	3,664,659	1,278,233,059
Raytheon Technologies Corp.	5,895,821	477,089,835
		$3,716,879,417
Alcoholic Beverages – 1.5%
Diageo PLC	19,540,269	$984,816,039
Brokerage & Asset Managers – 3.7%
BlackRock, Inc.	1,098,700	$993,895,007
KKR & Co., Inc.	3,847,518	286,447,715
NASDAQ, Inc.	5,481,315	1,113,967,647
		$2,394,310,369
Business Services – 5.2%
Accenture PLC, “A”	4,668,404	$1,668,487,589
Equifax, Inc.	2,848,541	793,745,950
Fidelity National Information Services, Inc.	5,037,259	526,393,565
Fiserv, Inc. (a)	3,529,563	340,673,421
		$3,329,300,525
Cable TV – 2.7%
Comcast Corp., “A”	34,887,602	$1,743,682,348
Chemicals – 1.6%
PPG Industries, Inc.	6,793,344	$1,047,329,844
Construction – 3.5%
Masco Corp.	8,036,738	$529,621,034
Otis Worldwide Corp.	2,521,203	202,704,721
Sherwin-Williams Co.	2,695,941	893,003,497
Stanley Black & Decker, Inc.	3,642,743	636,605,767
		$2,261,935,019
Consumer Products – 2.3%
Colgate-Palmolive Co.	5,689,044	$426,792,081
International Flavors & Fragrances, Inc.	1,624,774	230,994,119
Kimberly-Clark Corp.	3,990,315	519,977,948
Reckitt Benckiser Group PLC	3,928,162	318,472,197
		$1,496,236,345
Electrical Equipment – 1.5%
Johnson Controls International PLC	13,021,923	$973,518,963
Electronics – 5.0%
Analog Devices, Inc.	2,853,783	$514,394,386
Intel Corp.	9,069,539	446,221,319
NXP Semiconductors N.V.	2,670,486	596,479,753
Texas Instruments, Inc.	8,523,009	1,639,571,241
		$3,196,666,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.1%
ConocoPhillips	8,632,007	$605,362,651
EOG Resources, Inc.	4,533,428	394,408,236
Pioneer Natural Resources Co.	1,913,752	341,260,257
		$1,341,031,144
Energy - Integrated – 0.5%
Chevron Corp.	2,600,589	$293,528,480
Food & Beverages – 3.2%
Archer Daniels Midland Co.	3,681,787	$229,043,969
J.M. Smucker Co.	599,598	75,831,159
Nestle S.A.	8,228,697	1,057,661,616
PepsiCo, Inc.	4,321,777	690,533,529
		$2,053,070,273
Gaming & Lodging – 0.6%
Marriott International, Inc., “A” (a)	2,666,509	$393,470,068
Health Maintenance Organizations – 1.7%
Cigna Corp.	5,725,900	$1,098,800,210
Insurance – 9.9%
Aon PLC	5,938,266	$1,756,360,935
Chubb Ltd.	7,556,110	1,356,095,062
Marsh & McLennan Cos., Inc.	8,693,257	1,425,868,013
Progressive Corp.	11,226,089	1,043,352,712
Travelers Cos., Inc.	5,198,093	763,859,766
		$6,345,536,488
Machinery & Tools – 4.9%
Eaton Corp. PLC	6,725,410	$1,089,919,944
Illinois Tool Works, Inc.	4,694,200	1,089,758,530
PACCAR, Inc.	2,760,588	230,288,251
Trane Technologies PLC	4,124,986	769,928,637
		$3,179,895,362
Major Banks – 8.6%
Goldman Sachs Group, Inc.	2,087,946	$795,486,547
JPMorgan Chase & Co.	17,774,539	2,823,130,029
Morgan Stanley	11,499,922	1,090,422,604
PNC Financial Services Group, Inc.	4,266,928	840,584,816
		$5,549,623,996
Medical & Health Technology & Services – 1.0%
McKesson Corp.	2,897,922	$628,153,573
Medical Equipment – 8.6%
Abbott Laboratories	8,514,872	$1,070,915,451
Boston Scientific Corp. (a)	14,370,458	547,083,336
Danaher Corp.	3,552,378	1,142,586,860
Medtronic PLC	12,559,225	1,340,069,308
Thermo Fisher Scientific, Inc.	2,239,406	1,417,163,299
		$5,517,818,254
Other Banks & Diversified Financials – 5.7%
American Express Co.	6,176,466	$940,675,772
Citigroup, Inc.	17,976,275	1,145,088,717
Moody's Corp.	854,501	333,802,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	8,736,766	$518,177,591
U.S. Bancorp	13,616,984	753,563,895
		$3,691,308,246
Pharmaceuticals – 7.1%
Johnson & Johnson	13,342,936	$2,080,564,010
Merck & Co., Inc.	12,379,882	927,376,961
Pfizer, Inc.	24,340,052	1,307,790,994
Roche Holding AG	564,650	221,204,044
		$4,536,936,009
Railroad & Shipping – 2.5%
Canadian National Railway Co.	3,224,776	$408,159,898
Union Pacific Corp.	5,024,992	1,184,089,115
		$1,592,249,013
Real Estate – 0.4%
Public Storage, Inc., REIT	833,539	$272,883,998
Specialty Chemicals – 1.0%
DuPont de Nemours, Inc.	8,707,330	$643,994,127
Specialty Stores – 1.8%
Lowe's Cos., Inc.	4,709,127	$1,151,805,373
Tobacco – 0.3%
Philip Morris International, Inc.	2,500,762	$214,915,486
Utilities - Electric Power – 5.9%
American Electric Power Co., Inc.	5,182,839	$420,069,101
Dominion Energy, Inc.	11,788,794	839,362,133
Duke Energy Corp.	13,054,233	1,266,391,143
Southern Co.	16,156,464	987,159,951
Xcel Energy, Inc.	4,544,843	289,642,844
		$3,802,625,172
Total Common Stocks		$63,452,320,840
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	765,940,460	$765,940,460

Other Assets, Less Liabilities – 0.2%		102,773,012
Net Assets – 100.0%		$64,321,034,312
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $765,940,460 and $63,452,320,840, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$60,462,007,046	$—	$—	$60,462,007,046
United Kingdom	—	1,303,288,236	—	1,303,288,236
Switzerland	1,278,865,660	—	—	1,278,865,660
Canada	408,159,898	—	—	408,159,898
Mutual Funds	765,940,460	—	—	765,940,460
Total	$62,914,973,064	$1,303,288,236	$—	$64,218,261,300
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$658,689,844	$638,785,946	$531,535,330	$—	$—	$765,940,460
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$78,093	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.